INCOME TAXES - Schedule Of Income Tax Rates (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Statutory income tax rate	26.00%	26.00%
(Reduction)/increase in rate resulting from:
International operations subject to different tax rates	1.00%	3.00%
Taxable income attributable to non-controlling interests	(6.00%)	(3.00%)
Portion of gains subject to different tax rates	(8.00%)	(2.00%)
Recognition of deferred tax assets	(5.00%)	(6.00%)
Non-recognition of the benefit of current year’s tax losses	5.00%	3.00%
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	7.00%	3.00%
Other	(3.00%)	(2.00%)
Effective income tax rate	17.00%	22.00%